UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22706

The DMS Funds

(Exact name of registrant as specified in charter)

2619 Leiscz’s Bridge Road, Suite 200

Leesport, PA 19533

(Address of principal executive offices)(Zip code)

Timothy F. Demers, Stevens & Lee

111 N. 6th Street, P.O. Box 679

Reading, PA 19603-0679

 (Name and address of agent for service)

Registrant's telephone number, including area code: (484) 671-2520

Date of fiscal year end: September 30

Date of reporting period: June 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	DMS India MidCap Index Fund
	Schedule of Investments
	June 30, 2014 (Unaudited)

Shares		Value

COMMON STOCKS *** - 54.01%

Agrochemicals - 0.99%
452	Jain Irrigation Systems, Ltd.	$ 898
49	Pfizer, Ltd.	1,156
		2,054
Auto - 0.68%
2,320	Ashok Leyland, Ltd.	1,407

Bank - 4.17%
238	Allahabad Bank	574
394	Andhra Bank	674
631	IDBI Bank, Ltd.	1,147
145	Indian Bank	443
237	Indian Overseas Bank	321
41	Jammu & Kashmir Bank, Ltd.	1,064
178	Karur Vysya Bank Ltd.	1,375
204	Oriental Bank of Commerce	1,111
198	Syndicate Bank	577
228	Uco Bank	398
244	Union Bank of India	976
		8,660
Cement Products - 1.84%
432	India Cements, Ltd.	857
241	The Ramco Cements, Ltd.	1,163
15	Shree Cements, Ltd.	1,795
		3,815
Chemicals - 2.52%
310	Tata Chemicals, Ltd.	1,771
610	United Phosphorus, Ltd.	3,461
		5,232
Computers Software - 1.52%
9	Oracle Financial Services Software, Ltd. *	468
75	Tech Mahindra, Ltd.	2,682
		3,150
Construction - 2.31%
112	Bhushan Steel, Ltd.	723
2,472	GMR Infrastructure, Ltd.	1,415
450	Housing Development & Infrastructure, Ltd. *	755
234	Irb Infrastructure Developers, Ltd.	892
144	Mphasis, Ltd.	1,018
		4,803
Consumer - 5.21%
55	Bata India, Ltd.	1,172
100	Britannia Industries, Ltd.	1,675
53	Gitanjali Gems, Ltd. *	81
51	Jubilant Foodworks, Ltd. *	1,108
458	Marico, Ltd.	1,857
17	Procter & Gamble Hygiene & Health Care, Ltd.	1,202
761	Tata Global Beverages, Ltd.	2,184
132	United Breweries, Ltd.	1,532
		10,811
Diversified - 3.46%
83	Aditya Birla Nuvo, Ltd.	1,904
96	Century Textile & Industries, Ltd.	940
337	Max India, Ltd.	1,614
507	Motherson Sumi Systems, Ltd.	2,731
		7,189
Electrical Equipment - 0.35%
37	Havell's India, Ltd.	721

Electronics - 0.98%
38	Bharat Electronics, Ltd.	1,358
677	Dish TV India, Ltd. *	671
		2,029
Engineering - 2.98%
102	ABB, Ltd.	1,900
128	Engineers India, Ltd.	690
638	Pipavav Defence & Offshore Engineering Co., Ltd. *	724
76	Thermax, Ltd.	1,186
467	Voltas, Ltd.	1,692
		6,192
Financial - 5.98%
100	Bajaj Finserv, Ltd.	1,553
529	Hexaware Technologies, Ltd.	1,391
909	Indiabulls Financial Services, Ltd.	5,740
506	Indiabulls Real Estate, Ltd.	840
208	Mahindra & Mahindra Financial Services, Ltd.	975
176	Reliance Capital, Ltd.	1,919
		12,418
Gas - 1.22%
126	Indraprastha Gas, Ltd.	751
609	Petronet Lng, Ltd.	1,779
		2,530
Healthcare - 2.84%
148	Apollo Hospitals Enterprises, Ltd.	2,447
98	Cadila Healthcare, Ltd.	1,743
390	Opto Circuits (I), Ltd. *	256
126	Piramal Enterprises, Ltd.	1,451
		5,897
Hotels - 0.80%
956	Indian Hotels Co., Ltd.	1,654

Industrial - 0.45%
153	Godej Industries, Ltd.	930

Media & Entertainment - 0.37%
102	Sun TV Network, Ltd.	778

Mining - 0.57%
427	Hindustan Zinc, Ltd.	1,187

Oil - 0.77%
295	Castrol, Ltd.	1,592

Oil Production - 1.15%
346	Hindustan Petroleum Corp., Ltd.	2,393

Paints - 0.35%
30	Kansai Nerolac Paints, Ltd.	720

Personal Care - 0.82%
125	Godrej Consumer Products, Ltd.	1,712

Pharmaceuticals - 5.36%
242	Aurobindo Pharma, Ltd.	2,979
132	Biocon, Ltd.	1,164
136	Divi's Laboratories, Ltd.	3,297
221	Glenmark Pharmaceuticals, Ltd.	2,093
16	Sanofi India, Ltd.	838
73	Strides Arcolab, Ltd.	758
		11,129
Power - 2.15%
540	Adani Power, Ltd. *	561
97	Cesc, Ltd.	1,139
565	JSW Energy, Ltd.	792
2,809	Nhpc, Ltd.	1,232
282	Torrent Power, Ltd.	749
		4,473
Real Estate - 0.51%
1,896	Unitech, Ltd. *	1,063

Refineries - 0.40%
558	Gujarat State Petronet, Ltd.	838

Shipping - 0.54%
186	Great Eastern Shipping Co. Ltd.	1,128

Steel Products - 1.26%
251	Bharat Forge, Ltd.	2,611

Textiles - 0.09%
132	Welspun Corp., Ltd.	191

Tyres - 1.37%
502	Apollo Tyres, Ltd.	1,661
3	MRF, Ltd.	1,177
		2,838

TOTAL FOR COMMON STOCKS (Cost $85,881) - 54..01%		$ 112,145

SHORT TERM INVESTMENTS - 27.38%
56,842	Fidelity Institutional Money Market Portfolio 0.09% **	56,842

TOTAL FOR SHORT TERM INVESTMENTS (Cost $56,842) - 27.38%		$ 56,842

TOTAL INVESTMENTS (Cost $142,723) - 81.39%		$ 168,987

OTHER ASSETS LESS LIABILITIES - 18.61%		38,650

NET ASSETS - 100.00%		$ 207,637

* Non Income Producing.
** Variable rate security; the coupon rate shown represents the yield at June 30, 2014 .
*** Country breakdown is 100% India.

NOTES TO FINANCIAL STATEMENTS
DMS India MidCap Index Fund
1. SECURITY TRANSACTIONS

At June 30, 2014 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $142,723 amounted to $26,443, which consisted of aggregate gross unrealized appreciation of $29,209 and aggregate gross unrealized depreciation of $2,766.

2. SECURITY VALUATION

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the readily available closing bid price on such exchanges or such System.   Unlisted securities that are not included in such System are valued at the quoted bid price in the over-the-counter-market.   Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.  Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of June 30, 2014 :

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$112,145	$0	$0	$112,145
Cash Equivalents	$56,842	$0	$0	$56,842
Total	$168,987	$0	$0	$168,987

	DMS India Bank Index Fund
	Schedule of Investments
	June 30, 2014 (Unaudited)

Shares		Value

COMMON STOCKS *** - 50.61%

Bank - 50.61%
248	Axis Bank, Ltd.	7,907
150	Bank of Baroda	2,184
171	Bank of India	857
114	Canara Bank	876
1,479	HDFC Bank, Ltd.	20,188
924	ICICI Bank, Ltd.	21,772
340	IndusInd Bank, Ltd.	3,230
303	Kotak Mahindra Bank, Ltd.	4,448
204	State Bank of India	9,105
201	Union Bank of India	804
212	Yes Bank, Ltd.	1,906
		73,277

TOTAL FOR COMMON STOCKS (Cost $47,599) - 50.61%		$ 73,277

SHORT TERM INVESTMENTS - 21.01%
30,422	Fidelity Institutional Money Market Portfolio 0.09% **	30,422

TOTAL FOR SHORT TERM INVESTMENTS (Cost $30,422) - 21.01%		$ 30,422

TOTAL INVESTMENTS (Cost $78,021) - 71.62%		$ 103,699

OTHER ASSETS LESS LIABILITIES - 28.38%		41,086

NET ASSETS - 100.00%		$ 144,785

** Variable rate security; the coupon rate shown represents the yield at June 30, 2014.
*** Country breakdown is 100% India.

NOTES TO FINANCIAL STATEMENTS
DMS India Bank Index Fund
1. SECURITY TRANSACTIONS

At June 30, 2014 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $78,021 amounted to $25,840, which consisted of aggregate gross unrealized appreciation of $25,844 and aggregate gross unrealized depreciation of $4.

2. SECURITY VALUATION

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the readily available closing bid price on such exchanges or such System.   Unlisted securities that are not included in such System are valued at the quoted bid price in the over-the-counter-market.   Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.  Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of June 30, 2014:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$73,277	$0	$0	$73,277
Cash Equivalents	$30,422	$0	$0	$30,422
Total	$103,699	$0	$0	$103,699

	DMS Baltic Index Fund
	Schedule of Investments
	June 30, 2014 (Unaudited)

Shares		Value

COMMON STOCKS - 90.26%

Apparel & Textile Products - 4.09%
8,238	Silvano Fashion Group AS, Class-A (Estonia)	$ 22,789
1,070	Valmieras Stikla Skiedra (Latvia)	4,982
		27,771
Banking - 2.69%
46,682	Siauliu Bankas (Lithuania)	18,220

Biotech & Pharmaceuticals - 3.74%
1,211	Grindeks (Latvia) *	11,410
1,317	Olaines Kimiski-Farmacetiska Rupnica (Latvia) *	13,960
		25,370
Construction Materials - 1.31%
8,138	Grigiskes (Lithuania)	8,894

Consumer Products - 7.42%
11,939	Agrowill Group (Lithuania) *	4,676
10,752	Pieno Zvaigzdes (Lithuania)	28,272
3,922	Rokiskio Suris (Lithuania)	8,862
7,534	Zemaitijos Pienas ORS (Lithuania) *	8,502
		50,312
Distribution/Wholesale-Consumer Staples - 3.95%
17,787	Linas Argo Group AB (Lithuania)	16,467
11,508	Premia Foods AS (Estonia) *	10,307
		26,774
Electrical Equipment - 1.74%
3,175	AS Harju Elekter (Estonia) *	11,827

Engineering & Construction Services - 3.90%
1,617	AS Merko Ehitus (Estonia)	15,900
2,710	Panevezio Statybos Trestas (Lithuania) *	4,565
4,301	Nordecon International AS (Estonia)	6,008
		26,473
Hardware - 0.14%
432	SAF Tehnika (Latvia) *	958

Home & Office Products - 0.49%
160	Vilniaus Baldai AB (Lithuania)	3,309

Investment Management - 0.17%
114	Invl Baltic Farmland AB PVA *	506
244	Invl Baltic Real Estate AB PVA *	635
		1,141
Marine Transportation Services - 0.41%
4,224	Lativan Shipping (Lativa) *	2,806

Oil, Gas & Coal - 1.69%
28,883	Klaipedos Nafta PVA (Lithuania)	11,471

Other Financial Services - 0.04%
21	Invl Technology AB PVA *	262

Real Estate Operations & Services - 5.92%
3,894	City Service AB (Lithuania)	9,386
9,354	AS Pro Kapital Grupp (Estonia) *	30,744
		40,130
Retail Discretionary - 13.13%
412	Invalda PVA (Lithuania) *	1,642
8,262	Tallinna Kaubamaja AS (Estonia)	56,800
12,572	AS Baltika (Estonia) *	7,747
6,368	Apranga PVA (Lithuania)	22,849
		89,038
Telecommunications - 4.21%
26,705	Teo LT AB (Lithuania)	28,526

Transportation & Logistics - 20.47%
133,390	Tallink Group AS (Estonia)	138,834

Travel, Lodging & Dining - 7.36%
18,599	Olympic Entertainment Group AS (Estonia)	49,923

Utilities - 7.40%
5,390	Lietuvos Dujos AB (Lithuania)	4,813
1,882	AS Tallinna Vesi, Class A (Estonia)	34,021
9,435	Lesto AB (Lithuania)	11,370
		50,204

TOTAL FOR COMMON STOCKS (Cost $643,395) - 90.26%		$ 612,243

SHORT TERM INVESTMENTS - 5.21%
35,329	Fidelity Institutional Money Market Portfolio 0.09% **	35,329

TOTAL FOR SHORT TERM INVESTMENTS (Cost $35,329) - 5.21%		$ 35,329

TOTAL INVESTMENTS (Cost $678,724) - 95.47%		$ 647,572

OTHER ASSETS LESS LIABILITIES - 4.53%		30,721

NET ASSETS - 100.00%		$ 678,293

* Non Income Producing.
** Variable rate security; the coupon rate shown represents the yield at June 30, 2014.

NOTES TO FINANCIAL STATEMENTS
DMS Baltic Index Fund
1. SECURITY TRANSACTIONS

At June 30, 2014 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $678,724 amounted to $31,502, which consisted of aggregate gross unrealized appreciation of $17,557 and aggregate gross unrealized depreciation of $49,059.

2. SECURITY VALUATION

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the readily available closing bid price on such exchanges or such System.   Unlisted securities that are not included in such System are valued at the quoted bid price in the over-the-counter-market.   Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.  Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of June 30, 2014:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$612,243	$0	$0	$612,243
Cash Equivalents	$35,329	$0	$0	$35,329
Total	$647,572	$0	$0	$647,572

	DMS Poland Large Cap Index Fund
	Schedule of Investments
	June 30, 2014 (Unaudited)

Shares		Value

COMMON STOCKS *** - 51.85%

Banking - 19.49%
39	Alior Bank S.A. *	$ 1,066
125	Bank Pekao S.A.	7,157
27	Bank Zachodni WBK S.A.	3,281
12	Mbank S.A.	1,996
695	Powszechna Kasa Oszczednosci Bank Polski S.A.	8,629
		22,129
Base Metals - 4.55%
126	KGHM Polska Miedz S.A.	5,164

Basic & Diversified Chemicals - 0.60%
465	Synthos S.A.	677

Coal Operations - 1.80%
51	Jastrzebska Spoka Weglowa S.A.	790
32	Lubelski Wegiel Bogdanka S.A.	1,259
		2,049
Food Manufacturing - 0.45%
47	Kernel Holding S.A. *	516

Food Product Wholesalers - 0.86%
74	Eurocash S.A.	980

IT Services - 0.85%
71	Asseco Poland S.A.	962

Power Generation - 4.29%
683	PGE S.A.	4,870

Property & Casualty - 6.82%
53	Powszechny Zaklad Ubezpieczen	7,746

Refining & Marketing - 4.11%
57	Grupa Lotos S.A. *	694
294	Polski Koncern Naftorny Orlen	3,970
		4,664
Specialty Apparel Stores - 2.44%
1	LPP S.A.	2,766

Telecom Carriers - 1.74%
620	Orange Polska	1,981

Utility Networks - 3.86%
1,547	Polish Oil & Gas	2,675
1,002	Tauron Polska Energia	1,706
		4,381

TOTAL FOR COMMON STOCKS (Cost $63,023) - 51.85%		58,885

SHORT TERM INVESTMENTS - 35.56%
40,382	Fidelity Institutional Money Market Portfolio 0.09% **	40,382

TOTAL FOR SHORT TERM INVESTMENTS (Cost $40,382) - 35.56%		40,382

TOTAL INVESTMENTS (Cost $103,405) - 87.41%		99,267

OTHER ASSETS LESS LIABILITIES - 12.59%		14,296

NET ASSETS - 100.00%		$ 113,563

* Non Income Producing.
** Variable rate security; the coupon rate shown represents the yield at June 30, 2014.
*** Country breakdown is 100% Poland.

NOTES TO FINANCIAL STATEMENTS
DMS Poland Large Cap Index Fund
1. SECURITY TRANSACTIONS

At June 30, 2014 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $103,405 amounted to $4,174, which consisted of aggregate gross unrealized appreciation of $945 and aggregate gross unrealized depreciation of $5,119.

2. SECURITY VALUATION

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the readily available closing bid price on such exchanges or such System.   Unlisted securities that are not included in such System are valued at the quoted bid price in the over-the-counter-market.   Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.  Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of June 30, 2014:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$58,885	$0	$0	$58,885
Cash Equivalents	$40,382	$0	$0	$40,382
Total	$99,267	$0	$0	$99,267

ITEM 2. CONTROLS AND PROCEDURES.

      (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

      (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The DMS Funds

By: /s/ Peter R. Kohli

Trustee, Chairman and CEO

Date: August 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter R. Kohli

Trustee, Chairman and CEO

(Principal Executive Officer)

Date: August 29, 2014

By: /s/ Christopher M. Farah

Chief Financial Officer

(Principal Financial and Accounting Officer)

Date: August 29, 2014